Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation

MDC Partners Inc. (the “Company”) has prepared the consolidated financial statements included herein pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) and in accordance with generally accepted accounting principles (“GAAP”) of the United States of America (“US GAAP”).

Effective December 2011, one of the Company’s operating divisions, Performance Marketing Group (a division of Accent) has been deemed a discontinued operation. All periods have been restated to reflect the discontinued operation. For further information see Note 10 “Discontinued Operations.”

The financial statements have been restated to reflect the 2012 discontinued operations of two of its operating subsidiaries, Hudson and Sunset Media, LLC and the Bull-Whitehouse, LLC. In addition, the Company has discontinued a division of Redscout, LLC called “Redscout Ventures.” All periods have been restated to reflect these discontinued operations.

Nature of Operations

MDC Partners Inc., formerly MDC Corporation Inc., is incorporated under the laws of Canada. The Company commenced using the name MDC Partners Inc. on November 1, 2003 and legally changed its name through amalgamation with a wholly-owned subsidiary on January 1, 2004. The Company’s operations are in primarily one business group — Marketing Communications. The business group operates primarily in the United States (“US”), Canada, Europe, and in the United Kingdom. See Note 15, “Segment Information”, for further description of the one business group and MDC’s reportable segments.